Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 428,132	$ 88,440
Cost of goods sold	308,293	81,311
Gross profit	119,839	7,129
Operating expenses:
Salaries and benefits	3,662,313	3,473,661
Professional services	245,546	357,945
Other general and administrative expenses	1,625,952	1,550,970
Loss on impairment of intangible assets	310,173	0
Loss on impairment of goodwill	4,887,297	1,524,030
Total general and administrative expenses	10,731,281	6,906,606
Depreciation and amortization	274,053	208,448
Total operating expenses	11,005,334	7,115,054
Net operating loss	(10,885,495)	(7,107,925)
Other income (expense):
Interest expense, including $925,839 and $607,320 of warrants issued as a debt discount for the years ended December 31, 2022 and 2021, respectively	(1,277,965)	(5,911)
Gain (loss) on disposal of property and equipment	36,392	(8,036)
Gain on early extinguishment of debt	0	113,772
Gain on investment in Allied Esports Entertainment, Inc.	0	133,944
Total other income (expense)	(1,241,573)	233,769
Net loss	$ (12,127,068)	$ (6,874,156)
Weighted average common shares outstanding - basic and diluted (in shares)	4,835,389	4,262,184
Net loss per common share - basic and diluted (in dollars per share)	$ (2.51)	$ (1.61)